Intangible Assets - Summary of Changes in Intangible Assets (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 1,626,253
Ending balance	2,120,595	$ 1,626,253
Licences [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	313,567
Ending balance	506,121	313,567
Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,312,686
Ending balance	1,614,474	1,312,686
Goodwill - Business combination [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0
Ending balance		0
Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 4,097,940	$ 3,593,610
Total life estimated in years	0	0
Increases	$ 1,236,606	$ 829,985
Decrease	101,549	325,655
Ending balance		4,097,940
Cost [member] | Licences [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 955,212	$ 499,825
Total life estimated in years	5	5
Increases	$ 338,345	$ 455,386
Decrease	528
Ending balance		955,212
Cost [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 3,142,728	$ 2,778,777
Total life estimated in years	5	5
Increases	$ 898,261	$ 374,599
Decrease	101,021	10,647
Ending balance		3,142,728
Cost [member] | Goodwill - Business combination [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		$ 315,008
Total life estimated in years		0
Decrease		$ 315,008
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,471,687	2,087,318
Decrease	636	241,372
Depreciation for the fiscal year	641,351	625,741
Ending balance	3,112,402	2,471,687
Accumulated depreciation and amortisation [member] | Licences [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	641,644	220,459
Decrease	2
Depreciation for the fiscal year	145,266	421,185
Ending balance	786,908	641,644
Accumulated depreciation and amortisation [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,830,043	1,667,388
Decrease	634	10,565
Depreciation for the fiscal year	496,085	173,220
Ending balance	2,325,494	1,830,043
Accumulated depreciation and amortisation [member] | Goodwill - Business combination [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 0	199,471
Decrease		230,807
Depreciation for the fiscal year		31,336
Ending balance		$ 0